Common Stock and Additional Paid-in Capital - Treasury stock (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 07, 2019	Feb. 06, 2018	Jun. 30, 2018	Oct. 05, 2018	Oct. 29, 2018	Dec. 31, 2018	Sep. 18, 2019	Jun. 30, 2019
Common stock shares outstanding						87,232,028		86,886,627
Aggregate cost of shares repurchased						$ 85,378		$ 87,498
Subsequent Event
Common stock shares outstanding							86,886,627
Share Repurchase Program
Stock Repurchase Program, Authorized Amount		$ 50,000
Stock Repurchase Program, Period in Force		12 months
Common shares repurchased			5,565,792	10,864,227
Gross consideration of shares acquired under cost method			$ 23,142	$ 50,217
New Stock Repurchase Program
Stock Repurchase Program, Authorized Amount					$ 50,000
Stock Repurchase Program, Period in Force					12 months
Both Stock Repurchase Programs
Common shares repurchased	345,401					17,042,680
Gross consideration of shares acquired under cost method	$ 2,120					$ 85,378